Derivative liability (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Liability [Abstract]
Schedule of changes in fair values of the derivative liability
	June 30, 2019	December 31, 2018
Balance, beginning	$4,752,875	$3,655,690
Warrants issued	-	8,935,289
Warrants exercised	(607,133)	(131,053)
Changes in fair value of derivative liabilities	5,520,391	(7,707,051)
Balance, ending	$9,666,133	$4,752,875